Financial Instruments and Fair Value Disclosures - Measured on a Recurring Basis (Table) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Derivatives Fair Value [Line Items]
Total	$ 975,880	$ 1,275,286
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Interest rate swaps - asset	(52,110)	(87,295)
Interest rate swaps - liability	$ 1,027,990	$ 1,362,581